Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities
Net loss for the period	$ (5,752)	$ (4,255)
Items not affecting cash and cash equivalents:
Depreciation and amortization	44	40
Share-based compensation costs	8	17
Employee future benefits	130	135
Net foreign exchange differences	(6)	8
Amortization of deferred revenues		(760)
Provisions		(8)
Other non-cash items	5	1
Changes in operating assets and liabilities (note 7)	1,281	761
Net cash used in operating activities	(4,290)	(4,061)
Cash flows from financing activities
Payments on lease liabilities	(42)	(38)
Net cash used in financing activities	(42)	(38)
Cash flows from investing activities
Purchase of property and equipment	(5)	(2)
Net cash used in investing activities	(5)	(2)
Effect of exchange rate changes on cash and cash equivalents	(134)	50
Net change in cash and cash equivalents	(4,471)	(4,051)
Cash and cash equivalents – Beginning of period	34,016	50,611
Cash and cash equivalents – End of period	$ 29,545	$ 46,560